Fair Value Measurement- Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities available-for-sale
Derivative [Line Items]
Carrying amount	$ 7,978	$ 7,294
Notional amount of hedge	7,918	7,045
Unrealized Gain	16	4
Unrealized (Loss)	(359)	(370)
Long-term debt
Derivative [Line Items]
Carrying amount	18,231	16,469
Notional amount of hedge	17,850	16,100
Unrealized Gain	479	470
Unrealized (Loss)	$ (14)	$ (14)